Debentures - Schedule of Aggregate Annual Maturities (Details) € in Thousands, $ in Thousands	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)
Schedule of Aggregate Annual Maturities [Line items]
Long-term debentures	€ 155,823		€ 104,887
Current maturities	35,706	$ 37,169	35,200
Long-term loans	191,529		140,087
Second year [Member]
Schedule of Aggregate Annual Maturities [Line items]
Long-term debentures	28,695		35,212
Third year [Member]
Schedule of Aggregate Annual Maturities [Line items]
Long-term debentures	39,012		28,692
Fourth year [Member]
Schedule of Aggregate Annual Maturities [Line items]
Long-term debentures	39,517		13,625
Fifth year [Member]
Schedule of Aggregate Annual Maturities [Line items]
Long-term debentures	35,704		13,657
Sixth year and thereafter [Member]
Schedule of Aggregate Annual Maturities [Line items]
Long-term debentures	€ 12,895		€ 13,701